Wilson Bank Holding Company - Parent Company Financial Information - Statements of Changes in Stockholders' Equity - Parent Company Only (Parenthetical) (Detail) (USD $)
In Thousands, except Share data, unless otherwise specified
	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Parent Company Only Financial Information [Line Items]
Cash dividends declared, per shares	$ 0.60	$ 0.85	$ 0.60
Shares of stock pursuant to dividend reinvestment plan	73,411	106,230	79,962
Common shares repurchased			6,148
Shares of stock pursuant to exercise of stock options	5,973	8,788	5,284
Net change in unrealized loss on available-for-sale securities, tax	$ 4,261	$ 1,058	$ 2,612
Common Stock [Member]
Parent Company Only Financial Information [Line Items]
Shares of stock pursuant to dividend reinvestment plan	73,411	106,230	79,962
Common shares repurchased			6,148
Shares of stock pursuant to exercise of stock options	5,973	8,788	5,284
Additional Paid-in Capital [Member]
Parent Company Only Financial Information [Line Items]
Shares of stock pursuant to dividend reinvestment plan	73,411	106,230	79,962
Common shares repurchased			6,148
Shares of stock pursuant to exercise of stock options	5,973	8,788	5,284
Retained Earnings [Member]
Parent Company Only Financial Information [Line Items]
Cash dividends declared, per shares	$ 0.60	$ 0.85	$ 0.60
Net Unrealized Gain (Loss) On Available-For- Sale Securities [Member]
Parent Company Only Financial Information [Line Items]
Net change in unrealized loss on available-for-sale securities, tax	4,261	1,058	2,612
Wilson Bank Holding Company [Member]
Parent Company Only Financial Information [Line Items]
Cash dividends declared, per shares	$ 0.60	$ 0.85	$ 0.60
Shares of stock pursuant to dividend reinvestment plan	73,411	106,230	79,962
Common shares repurchased			6,148
Shares of stock pursuant to exercise of stock options	5,973	8,788	5,284
Net change in unrealized loss on available-for-sale securities, tax	4,261	1,058	2,612
Wilson Bank Holding Company [Member] | Common Stock [Member]
Parent Company Only Financial Information [Line Items]
Shares of stock pursuant to dividend reinvestment plan	73,411	106,230	79,962
Common shares repurchased			6,148
Shares of stock pursuant to exercise of stock options	5,973	8,788	5,284
Wilson Bank Holding Company [Member] | Additional Paid-in Capital [Member]
Parent Company Only Financial Information [Line Items]
Shares of stock pursuant to dividend reinvestment plan	73,411	106,230	79,962
Common shares repurchased			6,148
Shares of stock pursuant to exercise of stock options	5,973	8,788	5,284
Wilson Bank Holding Company [Member] | Retained Earnings [Member]
Parent Company Only Financial Information [Line Items]
Cash dividends declared, per shares	$ 0.60	$ 0.85	$ 0.60
Wilson Bank Holding Company [Member] | Net Unrealized Gain (Loss) On Available-For- Sale Securities [Member]
Parent Company Only Financial Information [Line Items]
Net change in unrealized loss on available-for-sale securities, tax	$ 4,261	$ 1,058	$ 2,612